Digital Assets - Schedule of Additional Information About Digital Assets (Details) - USDT [Member]	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Additional Information USDT [Line Items]
Opening balance
Purchases of USDT	719,400
Exchange of USDT into BTC	(636,300)
Ending balance	$ 83,100